Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2021
Convertible Notes
Schedule of Convertible Notes

A roll-forward of convertible notes from December 31, 2020 to June 30, 2021 is below:

Convertible notes, December 31, 2020	$-
Issued for cash	2,500,000
Issued for original issue discount	250,000
Debt discount related to convertible notes	(1,578,767)
Conversion to Common Stock	(500,000)
Amortization of debt discounts	474,918
Convertible notes, June 30, 2021	$1,146,151